Summary of Significant Accounting Policies - Additional Information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions		12 Months Ended
	Jul. 01, 2014	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Significant Accounting Policies [Line Items]
Financial impact from change in accounting estimate to Income before income taxes and equity in earnings (losses) of affiliated companies		¥ 51,307	¥ 23,264
Financial impact from change in accounting estimate to Net Income attributable to NTT		¥ 21,754	¥ 14,392
Financial impact from change in accounting estimate to per share of common stock of net income attributable to NTT		¥ 19.89	¥ 12.52
Cash offset reflected in consolidated balance sheet		¥ 95,556
Inventory write-down		13,716	¥ 4,415	¥ 12,662
Interest costs incurred		47,958	51,460	58,267
Interest costs, capitalized during period		¥ 3,942	3,776	¥ 3,928
Recognized income tax positions chance of being sustained, minimum		50.00%
VIEs established to develop and lease real estate		¥ 221,000	¥ 217,000
Maximum
Significant Accounting Policies [Line Items]
Finite-lived intangible assets, average useful life, years	7 years
Computer Software | Minimum
Significant Accounting Policies [Line Items]
Finite-lived intangible assets, average useful life, years		5 years
Computer Software | Maximum
Significant Accounting Policies [Line Items]
Finite-lived intangible assets, average useful life, years		7 years
Telecommunications Network Software
Significant Accounting Policies [Line Items]
Finite-lived intangible assets, average useful life, years	7 years
Internal-use Software
Significant Accounting Policies [Line Items]
Finite-lived intangible assets, average useful life, years	7 years